Item 1. Report to Shareholders

T. Rowe Price Small-Cap Stock Fund
--------------------------------------------------------------------------------
December 31, 2003

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Small-Cap Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

SMALL-CAP STOCK FUND
Lipper Small-Cap Core Funds Index   $28,687
Small-Cap Stock Fund   $32,670
Russell 2000 Index   $24,721

               Russell 2000        Lipper Small-Cap           Small-Cap
                   Index           Core Funds Index          Stock Fund

12/93              10,000                 10,000                  10,000
12/94              9,818                  10,016                  10,008
12/95              12,611                 13,096                  13,396
12/96              14,691                 15,546                  16,216
12/97              17,976                 19,002                  20,888
12/98              17,519                 18,311                  20,167
12/99              21,243                 22,005                  23,124
12/00              20,601                 23,531                  26,937
12/01              21,113                 25,207                  28,772
12/02              16,788                 20,360                  24,685
12/03              24,721                 28,687                  32,670

Note: Performance for Advisor Class shares will vary due to the differing fee structure.See returns table below.

Average Annual Compound Total Return
--------------------------------------------------------------------------------
                                                               Since  Inception
Periods Ended 12/31/03       1 Year   5 Years   10 Years   Inception       Date
--------------------------------------------------------------------------------

Small-Cap Stock Fund         32.35%    10.13%     12.57%       -            -

Russell 2000 Index           47.25      7.13       9.47

Lipper Small-Cap Core
Funds Index                  40.90      9.39      11.11

S&P 500 Stock Index          28.68     -0.57      11.07

Small-Cap Stock Fund-
Advisor Class                32.06        -          -         6.94%    3/31/00

Russell 2000 Index           47.25        -          -         2.24*

Lipper Small-Cap Core
Funds Index                  40.90        -          -         4.55*

S&P 500 Stock Index          28.68        -          -        -6.25*

* Benchmark since-inception data are for the time period 3/31/00-12/31/03.

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Small-Cap Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

Dear Shareholders,

We are pleased to report that the Small-Cap Stock Fund and the Small-Cap Stock Fund-Advisor Class generated solid returns in 2003, as shown in the table on the preceding page. Our results trailed the returns of the Russell 2000 Index and the Lipper Small-Cap Core Funds Index. The fund's underperformance is largely attributable to our somewhat conservative investment approach, which emphasizes value and reasonably priced growth stocks rather than the more speculative stocks that led the market in 2003. Over longer time periods, as shown in the table, the fund has outperformed both benchmarks.

As you know, the fund's objective is to seek long-term growth of capital through investments primarily in small companies. By combining a growth- and value-focused investment strategy, the fund should be less volatile than one using a growth-only approach.


[Graphic Omitted]
Major Index Returns
Period Ended 12/31/03
                                    12-Month Return
S&P 500 Stock Index                          28.68%
S&P MidCap 400 Index                         35.62%
Russell 2000 Index                           47.25%
Nasdaq Composite Index                       50.01%


The Major Index Returns table shows how various domestic market indexes performed over the fund's fiscal year. As you can see, the small-cap Russell 2000 Index and the Nasdaq Composite Index, which is heavily weighted with technology stocks, produced very strong returns in 2003. Large- and mid-cap stocks, as measured by the S&P 500 Index and S&P MidCap 400 Index, respectively, were less robust.

The Top 5 Sectors table shows how our weightings among the fund's top five sectors changed over the last year. The most significant changes were a reduction in our exposure to the financial sector and an increase in our health care weighting.


Top 5 Sectors
--------------------------------------------------------------------------------
                                          Percent of Net Assets
Periods Ended                            12/31/02      12/31/03
--------------------------------------------------------------------------------

Information Technology                      20.4%         20.9%
Industrials and Business Services           17.6          16.8
Financials                                  18.0          15.0
Consumer Discretionary                      12.1          11.9
Health Care                                  8.8          10.3

For comparison purposes, we have restated the historical weightings to incorporate changes to the sector and industry classification system.


The Best and Worst Contributors table shows the five best and worst contributors to the fund's performance in 2003. The largest contributors to performance were audio systems maker Harman International, swimming pool supplies distributor SCP Pool, labor management software systems provider Kronos, retailer AnnTaylor Stores, and managed health care provider Mid Atlantic Medical Services. The largest detractors were online retailer Alloy Online, parking facilities operator Central Parking, biotechnology companies Trimeris and Vertex Pharmaceuticals, and apparel label maker Paxar.


Best and Worst Contributors
--------------------------------------------------------------------------------

12 Months Ended 12/31/03

Best Contributors
--------------------------------------------------------------------------------

Harman International
SCP Pool
Kronos
AnnTaylor Stores *
Mid Atlantic Medical Services *

Worst Contributors
--------------------------------------------------------------------------------

Alloy Online
Central Parking
Trimeris
Vertex Pharmaceuticals
Paxar

 * Position added


Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. No T. Rowe Price executives or portfolio managers or investment personnel of the T. Rowe Price mutual funds have engaged in any inappropriate trading of T. Rowe Price mutual funds. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

Thank you for your continued support.

Respectfully submitted,

James S. Riepe
Chairman
January 20, 2004

T. Rowe Price Small-Cap Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------
Small-Cap Stock class
                             Year
                            Ended
                         12/31/03   12/31/02   12/31/01   12/31/00   12/31/99
NET ASSET VALUE

Beginning of period      $  21.50   $  25.34   $  23.87   $  22.80   $  20.79

Investment activities

  Net investment
  income (loss)             (0.02)      0.01       0.10       0.15       0.09

  Net realized and
  unrealized gain (loss)     6.96      (3.61)      1.52       3.52       2.89

  Total from
  investment activities      6.94      (3.60)      1.62       3.67       2.98

Distributions

  Net investment income        --      (0.01)     (0.10)     (0.14)     (0.08)

  Net realized gain         (0.46)     (0.23)     (0.05)     (2.46)     (0.89)

  Total distributions       (0.46)     (0.24)     (0.15)     (2.60)     (0.97)

NET ASSET VALUE

End of period            $  27.98   $  21.50   $  25.34   $  23.87   $  22.80
                         -----------------------------------------------------

Ratios/Supplemental Data

Total return^               32.35%   (14.21)%      6.81%     16.49%     14.66%

Ratio of total expenses
to average net assets        0.96%      0.96%      0.98%      0.94%      0.96%

Ratio of net investment
income (loss) to average
net assets                 (0.10)%      0.04%      0.45%      0.63%      0.47%

Portfolio turnover rate      16.3%      15.3%      16.5%      32.8%      42.3%

Net assets, end of period
(in millions)            $   4,864  $   3,298  $   3,158  $   2,255  $   1,740

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Small-Cap Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------
Advisor Class
                                Year                                  3/31/00
                               Ended                                  Through
                            12/31/03      12/31/02     12/31/01      12/31/00
NET ASSET VALUE

Beginning of period         $  21.44     $   25.32    $   23.89      $  24.93

Investment activities

  Net investment
  income (loss)                (0.05)        (0.02)        0.04          0.07

  Net realized and
  unrealized gain (loss)        6.91         (3.63)        1.53          1.53

  Total from
  investment activities         6.86         (3.65)        1.57          1.60

Distributions

  Net investment income           --            --        (0.09)        (0.18)

  Net realized gain            (0.42)        (0.23)       (0.05)        (2.46)

  Total distributions          (0.42)        (0.23)       (0.14)        (2.64)

NET ASSET VALUE

End of period               $  27.88     $   21.44    $   25.32      $  23.89
                            --------------------------------------------------

Ratios/Supplemental Data

Total return^                  32.06%       (14.41)%       6.60%         6.79%

Ratio of total expenses to
average net assets              1.19%         1.19%        1.16%         0.82%!

Ratio of net investment
income (loss) to average
net assets                    (0.33)%       (0.13)%        0.26%         0.85%!

Portfolio turnover rate         16.3%         15.3%        16.5%         32.8%!

Net assets, end of period
(in thousands)             $  319,096    $  141,005   $   38,632     $   7,479

 ^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

 ! Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Small-Cap Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report                                      December 31, 2003

Portfolio of Investments (ss.)                       Shares/Par          Value
--------------------------------------------------------------------------------
                                                                      ($ 000s)
COMMON STOCKS   92.0%

CONSUMER DISCRETIONARY   11.9%

Auto Components   0.5%

Keystone Automotive *                                   640,300         16,238

Strattec Security *!                                    190,600         11,609

                                                                        27,847

Automobiles   0.1%

Winnebago                                                42,600          2,929

                                                                         2,929

Hotels, Restaurants & Leisure   3.0%

Applebee's                                              471,675         18,523

CEC Entertainment *                                     376,000         17,818

Chicago Pizza & Brewery *                               296,300          4,421

Red Robin Gourmet Burgers *                             277,500          8,447

Ruby Tuesday                                          1,389,800         39,595

Sonic *                                                 878,500         26,900

The Cheesecake Factory *                                864,000         38,042

                                                                       153,746

Household Durables   0.8%

Harman International                                    436,200         32,270

Jarden Corporation *                                    342,900          9,375

                                                                        41,645

Internet & Catalog Retail   0.1%

Alloy Online *                                          405,000          2,110

priceline.com *                                         100,000          1,790

                                                                         3,900

Leisure Equipment & Products   2.2%

Brunswick                                             1,220,200         38,839

MarineMax *                                             672,000         13,057

Polaris Industries                                      240,000         21,259

SCP Pool *                                            1,252,919         40,946

                                                                       114,101

Media   1.9%

Emmis Communications *                                  644,300         17,428

Entercom Communications *                               238,500         12,631

Getty Images *                                          186,000          9,324

Scholastic *                                          1,353,800         46,084

Sinclair Broadcast Group, Class A *                     215,700          3,218

Young Broadcasting, Class A *                           430,700          8,631

                                                                        97,316

Multiline Retail   0.7%

Neiman Marcus, Class A *                                714,300         38,336

                                                                        38,336

Specialty Retail   2.2%

AC Moore Arts & Crafts *                                303,300          5,841

AnnTaylor Stores *                                    1,375,000         53,625

Christopher & Banks                                     923,950         18,045

Linens 'n Things *                                      673,900         20,271

The Finish Line, Class A *                              250,000          7,492

Too *                                                   350,000          5,908

Ultimate Electronics *                                  337,800          2,577

                                                                       113,759

Textiles, Apparel, & Luxury Goods   0.4%

Culp *                                                  209,900          2,288

Dan River, Class A *                                    962,400            703

Stride Rite                                           1,200,000         13,656

Unifi *                                                 908,400          5,859

                                                                        22,506

Total Consumer Discretionary                                           616,085

CONSUMER STAPLES   2.4%

Food & Staples Retailing   1.9%

Casey's General Stores                                2,448,000         43,232

Great Atlantic & Pacific Tea Company *                1,330,000         11,172

Performance Food Group *                                981,700         35,508

Wild Oats Markets *                                     881,900         11,403

                                                                       101,315

Food Products   0.4%

ADM Cranberry *!!@                                          164             53

American Italian Pasta, Class A *                       274,000         11,480

International Multifoods *                              141,100          2,540

Makepeace *@                                                164            984

Seneca Foods

     Class A *                                          187,600          4,033

     Class B *                                           72,000          1,602

                                                                        20,692

Personal Products   0.1%

Chattem *                                               243,000          4,350

                                                                         4,350

Total Consumer Staples                                                 126,357

ENERGY   7.0%

Energy Equipment & Services   4.7%

Atwood Oceanics *                                       577,000         18,429

Cooper Cameron *                                        103,300          4,814

FMC Technologies *                                    1,724,200         40,174

Grant Prideco *                                       2,981,450         38,818

Hanover Compressor *                                    850,000          9,478

Hydril *                                                373,300          8,933

Key Energy Services *                                   668,100          6,888

Lone Star Technologies *                                405,700          6,483

National Oilwell *                                    2,401,700         53,702

Seacor Smit *                                           899,500         37,806

Smith International *                                   260,200         10,804

W-H Energy Services *                                   473,900          7,677

                                                                       244,006

Oil & Gas   2.3%

Forest Oil *                                          1,210,100         34,573

Noble Energy                                            859,400         38,183

Tom Brown *                                             925,000         29,831

Ultra Petroleum *                                       588,500         14,489

                                                                       117,076

Total Energy                                                           361,082

FINANCIALS   15.0%

Capital Markets   0.8%

Investor's Financial Services                           751,000         28,846

National Financial Partners                             338,000          9,312

                                                                        38,158

Commercial Banks   5.5%

Boston Private Financial                                575,400         14,293

Chittenden                                            1,758,150         59,144

Citizens Banking                                      1,476,600         48,314

Glacier Bancorp                                         404,589         13,109

Provident Bankshares                                    952,078         28,029

Southwest Bancorp, (Texas)                              858,500         33,353

Valley National Bancorp                               1,378,091         40,240

WestAmerica                                           1,000,000         49,700

                                                                       286,182

Insurance   5.2%

Aspen Insurance Holdings *                              249,000          6,178

Brown and Brown                                         760,000         24,784

Harleysville Group                                      441,200          8,776

Horace Mann Educators !                               2,139,100         29,883

Infinity Property & Casualty                            719,000         23,763

Markel *                                                111,500         28,266

Ohio Casualty *                                       2,365,800         41,070

PartnerRe                                               770,600         44,733

Selective Insurance                                     870,000         28,153

Triad Guaranty *                                        290,000         14,602

W. R. Berkley                                           586,000         20,481

                                                                       270,689

Real Estate   3.5%

Arden Realty, REIT                                      739,200         22,427

EastGroup Properties, REIT                              887,600         28,740

Essex Property Trust, REIT                              100,000          6,422

Gables Residential Trust, REIT                          792,600         27,535

Glenborough Realty Trust, REIT                          775,000         15,461

LaSalle Hotel Properties, REIT                          495,400          9,190

Manufactured Home Communities, REIT                     315,000         11,860

Parkway Properties, REIT !                              599,700         24,948

Reckson Associates Realty, REIT                         265,900          6,461

Washington, REIT                                        971,300         28,362

                                                                       181,406

Thrifts & Mortgage Finance   0.0%

Frankfort First                                          61,400          1,277

                                                                         1,277

Total Financials                                                       777,712

HEALTH CARE   10.3%

Biotechnology   3.0%

Abgenix *                                                96,000          1,196

Alexion Pharmaceutical *                                100,000          1,702

Alkermes *                                              938,700         12,672

Amylin Pharmaceuticals *                                440,000          9,777

Cephalon *                                              353,517         17,114

Cubist Pharmaceuticals *                                922,200         11,214

CV Therapeutics *                                       104,300          1,529

deCODE GENETICS *                                       471,703          3,863

Exelixis *                                              819,700          5,803

Incyte *                                                171,800          1,175

Myriad Genetics *                                     1,000,000         12,860

Neurocrine Biosciences *                                437,500         23,861

NPS  Pharmaceuticals *                                  289,000          8,884

ONYX Pharmaceuticals *                                  214,700          6,061

OSI Pharmaceuticals *                                   124,200          4,001

Regeneron Pharmaceuticals *                             269,700          3,967

Trimeris *                                              391,900          8,222

Tularik *                                               415,000          6,702

Vertex Pharmaceuticals *                              1,319,620         13,500

ViroPharma *                                            163,200            454

                                                                       154,557

Health Care Equipment & Supplies   2.8%

Analogic                                                409,500         16,790

DJ Orthopedics *                                        300,000          8,040

Edwards Lifesciences *                                  589,900         17,744

EPIX Medical *                                          190,000          3,093

Integra LifeServices Holdings *                         100,000          2,863

Matthews International, Class A                       1,419,600         42,006

Nektar Therapeutics *                                   175,100          2,383

Steris *                                              1,050,100         23,733

Thoratec *                                              525,000          6,830

Wilson Greatbatch Technologies *                        487,300         20,598

                                                                       144,080

Health Care Providers & Services   3.6%

Cross Country Healthcare *                              190,800          2,847

Henry Schein *                                          777,200         52,523

Hooper Holmes                                         1,650,000         10,197

LabOne *                                                246,100          7,991

Lifeline Systems *!                                     667,200         12,677

LifePoint Hospitals *                                   125,000          3,681

Mid Atlantic Medical Services *                         700,000         45,360

Renal Care Group *                                      303,650         12,510

Sunrise Senior Living *                                 650,900         25,216

WellChoice *                                            425,000         14,663

                                                                       187,665

Pharmaceuticals   0.9%

Atherogenics *                                          625,000          9,344

Eon Labs *                                              200,000         10,190

Medicines Company *                                     350,000         10,311

Noven Pharmaceuticals *                               1,056,300         16,066

                                                                        45,911

Total Health Care                                                      532,213

INDUSTRIALS & BUSINESS SERVICES   16.8%

Aerospace & Defense   1.2%

Armor Holdings *!                                     1,502,300         39,526

Mercury Computer Systems *                              805,000         20,044

                                                                        59,570

Air Freight & Logistics   2.1%

EGL *                                                   975,000         17,121

Expeditors International of Washington                  108,600          4,090

Forward Air *                                           669,005         18,398

Pacer International *                                   830,000         16,782

Ryder System                                            720,000         24,588

UTi Worldwide                                           787,600         29,874

                                                                       110,853

Airlines   0.3%

Frontier Airlines *                                     710,000         10,125

Midwest Express Holdings *                              555,600          2,339

                                                                        12,464

Building Products   0.2%

Trex *                                                  300,000         11,394

                                                                        11,394

Commercial Services & Supplies   6.1%

Central Parking                                       1,486,400         22,192

CompX International !                                   406,700          2,603

Consolidated Graphics *!                                925,000         29,212

Education Management *                                  163,600          5,078

Electro Rent                                            564,300          7,528

First Advantage, Class A *                              184,300          3,592

G&K Services, Class A                                   799,700         29,389

Herman Miller                                         1,345,100         32,646

Ionics *!                                             1,150,000         36,627

KForce.com *                                          1,311,200         12,247

Layne Christensen *                                     343,700          4,038

LECG *                                                  130,900          2,996

New England Business Services !                         911,000         26,875

Resources Connection *                                1,092,500         29,836

SOURCECORP *                                            625,900         16,042

Spherion *                                              139,300          1,364

Tetra Tech *                                          1,589,262         39,509

United Stationers *                                      88,400          3,617

Waterlink *                                             445,400              8

West Corporation *                                      371,908          8,639

                                                                       314,038

Construction & Engineering   0.2%

Insituform Technologies, Class A *                      698,100         11,519

                                                                        11,519

Electrical Equipment   2.5%
A.O. Smith                                            1,670,700         58,558

American Superconductor *                               219,000          3,035

Artesyn Technologies *                                1,200,000         10,224

Belden !                                              1,915,000         40,387

LSI Industries                                          814,250         10,992

PECO II *                                               260,200            292

Woodward Governor                                        89,700          5,098

                                                                       128,586

Machinery   3.2%

Actuant, Class A *                                      918,260         33,241

Cuno *                                                  115,000          5,178

Graco                                                   680,000         27,268

Harsco                                                1,159,600         50,814

IDEX                                                    246,300         10,244

Joy Global                                               90,000          2,353

Lindsay Manufacturing !                               1,062,200         26,821

Reliance Steel & Aluminum                               323,100         10,730

                                                                       166,649

Marine   0.0%

International Shipholding *                             135,062          1,992

                                                                         1,992

Road & Rail   1.0%

Heartland Express                                       233,391          5,646

Knight Transportation *                               1,405,000         36,038

Overnite *                                              398,100          9,057

                                                                        50,741

Total Industrials & Business Services                                  867,806

INFORMATION TECHNOLOGY   20.9%

Communications Equipment   1.2%

Black Box                                               800,000         36,856

Emulex *                                                325,000          8,671

Packeteer *                                             477,500          8,108

Riverstone Networks *                                 1,750,000          1,942

Stratos International *                                  42,143            286

Tekelec *                                               416,700          6,480

                                                                        62,343

Computer & Peripherals   0.2%

Synaptics *                                             650,000          9,737

                                                                         9,737

Electronic Equipment & Instruments   3.3%

KEMET *                                               1,845,000         25,258

Littelfuse *                                          1,070,600         30,855

Methode Electronics, Class A                          1,254,700         15,345

Newport *                                               789,600         13,052

Paxar *!                                              1,963,800         26,315

Plexus *                                              1,898,600         32,599

Technitrol *                                            604,500         12,537

Woodhead Industries !                                   912,600         15,423

                                                                       171,384

Internet Software & Services   1.0%

Internet Security Systems *                             937,600         17,655

MatrixOne *                                           1,603,700          9,879

Netegrity *                                             875,000          9,021

Sonicwall *                                             340,200          2,654

Webex Communications *                                  125,000          2,512

Websense *                                              433,800         12,684

                                                                        54,405

IT Services   4.2%

BISYS Group *                                         1,094,000         16,279

CACl International, Class A *                           780,800         37,962

Global Payments                                         795,000         37,460

Iron Mountain *                                       1,461,825         57,801

Maximus *                                             1,058,300         41,411

MPS Group *                                           2,646,800         24,748

                                                                       215,661

Semiconductor & Semiconductor Equipment   4.6%

AMIS Holdings *                                         580,000         10,602

ATMI *                                                1,050,000         24,297

Cabot Microelectronics *                                544,000         26,656

Entegris *                                            1,441,200         18,520

Exar *                                                1,163,000         19,864

Lattice Semiconductor *                                 168,800          1,634

Microsemi *                                             375,000          9,218

MKS Instruments *                                     1,659,700         48,131

Mykrolis *                                            1,554,800         25,001

Semtech *                                             1,714,000         38,959

Sigmatel *                                              115,000          2,838

Tessera Technologies *                                  575,000         10,816

                                                                       236,536


Software   6.4%

Actuate *                                               545,500          1,697

Autodesk                                                750,000         18,435

Catapult Communications *                               418,600          6,070

Concord Communications *                                498,000          9,945

FactSet Research Systems                                856,200         32,715

FileNet *                                             1,225,000         33,173

Jack Henry & Associates                               2,220,100         45,690

Kronos *!                                             1,575,000         62,386

Magma Design Automation *                               506,400         11,819

Mercury Interactive *                                   279,300         13,585

NetIQ *                                                 896,400         11,877

Progress Software *                                     900,000         18,414

Quest Software *                                        459,400          6,523

Red Hat *                                               856,700         16,080

RSA Security *                                          625,000          8,875

SPSS *                                                  536,400          9,591

Verisity Ltd. *                                         340,000          4,335

Verity *                                                775,000         12,935

Wind River Systems *                                  1,010,900          8,856

                                                                       333,001

Total Information Technology                                         1,083,067

MATERIALS   6.2%

Chemicals   4.5%

Airgas                                                2,447,800         52,579

Arch Chemicals !                                      1,198,100         30,743

Ferro                                                 1,080,000         29,387

IMC Global                                            2,325,000         23,087

MacDermid                                               175,000          5,992

Material Sciences *                                     691,100          6,987

Minerals Technologies                                   948,000         56,169

Scotts, Class A *                                       290,000         17,156

Symyx Technologies *                                    450,000          9,248

                                                                       231,348

Containers & Packaging   0.1%

Constar International *                                 275,000          1,482

Smurfit-Stone Container *                               191,100          3,549

                                                                         5,031

Metals & Mining   1.2%

Adrian Steel @!                                          13,000          4,056

Coal Creek @                                              9,295          1,757

Gibraltar Steel                                         228,500          5,747

Lihir Gold (AUD)                                      7,971,900          8,703

Meridian Gold *                                       1,600,000         23,376

NN, Inc                                                 204,200          2,571

Steel Dynamics *                                        800,000         18,792

                                                                        65,002

Paper & Forest Products   0.4%

Buckeye Technologies *                                1,780,100         17,890

Potlatch                                                100,500          3,494

                                                                        21,384

Total Materials                                                        322,765

TELECOMMUNICATION SERVICES   0.9%

Diversified Telecommunication Services   0.3%

Commonwealth Telephone Enterprises *                    418,400         15,795

                                                                        15,795

Wireless Telecommunication Services   0.6%

Spectrasite *                                           745,000         25,889

Western Wireless, Class A *                             340,000          6,242

                                                                        32,131

Total Telecommunication Services                                        47,926

UTILITIES   0.6%

Electric Utilities   0.6%

Cleco                                                   767,200         13,794

El Paso Electric *                                      726,200          9,695

Unisource Energy                                        344,500          8,495

Total Utilities                                                         31,984


Total Common Stocks (Cost  $3,839,367)                               4,766,997

TRUSTS & MUTUAL FUNDS   0.6%

Trusts & Mutual Funds   0.6%

Ishares Russell 2000                                    300,000         33,240


Total Trusts & Mutual Funds (Cost  $30,479)                             33,240

SHORT-TERM INVESTMENTS   8.9%

U.S. Treasury Obligations   0.1%

U.S. Treasury Bills

          0.985%, 4/15/04 ++                            750,000            748

          1.00%, 4/15/04 ++                           1,200,000          1,197

          1.015%, 4/15/04 ++                            200,000            199

                                                                         2,144
Money Market Funds   8.8%

T. Rowe Price Reserve Investment Fund, 1.13% #!     457,071,723        457,072

                                                                       457,072

Total Short-Term Investments (Cost  $459,216)                          459,216

Total Investments in Securities

101.5% of Net Assets (Cost $4,329,062)                              $5,259,453
                                                                    ----------

Futures Contracts
--------------------------------------------------------------------------------
($ 000s)
                                                  Contract   Unrealized
                                      Expiration     Value   Gain (Loss)
                                      ----------  --------   -----------

Long, 145 Russell 2000 contracts,
$2,140 par of U.S. Treasury Bills
pledged as initial margin                3/04     $ 40,397   $      895

Net payments (receipts) of variation
margin to date                                                   (1,388)

Variation margin receivable (payable)
on open futures contracts                                    $     (493)

  (ss.)  Denominated in U.S. dollar unless otherwise noted

      #  Seven-day yield

      *  Non-income producing

     ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at December 31, 2003.

      !  Affiliated company--See Note 2.

     !! Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules--total of such securities at period-end amounts to $53,000 and represents 0.0% of net assets

      @  Security valued by the Fund's Board of Directors

    AUD  Australian dollar

   REIT  Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Small-Cap Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
($ 000s)

Assets

Investments in securities, at value

  Affiliated companies (cost $824,364)                            $     877,163

  Other companies (cost $3,504,698)                                   4,382,290

Total investments in securities                                       5,259,453

Other assets                                                             75,840

Total assets                                                          5,335,293

Liabilities

Total liabilities                                                       152,051

NET ASSETS                                                        $   5,183,242
                                                                  -------------

Net Assets Consist of:

Undistributed net realized gain (loss)                            $      76,743

Net unrealized gain (loss)                                              931,286

Paid-in-capital applicable to 185,277,692 shares of
$0.50 par value capital stock outstanding;
200,000,000 shares authorized                                         4,175,213

NET ASSETS                                                        $   5,183,242
                                                                  -------------
NET ASSET VALUE PER SHARE

Small-Cap Stock class
($4,864,145,957/173,831,033 shares outstanding)                   $       27.98
                                                                  -------------

Small-Cap Stock-Advisor Class
($319,096,184/11,446,659 shares outstanding)                      $       27.88
                                                                  -------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Small-Cap Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                          Year
                                                                         Ended
                                                                      12/31/03
Investment Income (Loss)

Income

  Dividend                                                         $    35,376

  Interest                                                                   4

  Total income                                                          35,380

Expenses

  Investment management                                                 31,577

  Shareholder servicing

    Small-Cap Stock class                                                6,558

    Advisor Class                                                          287

  Distribution and service (12b-1) - Advisor Class                         514

  Prospectus and shareholder reports

    Small-Cap Stock class                                                  401

    Advisor Class                                                           51

  Custody and accounting                                                   238

  Registration                                                             174

  Legal and audit                                                           28

  Directors                                                                 21

  Miscellaneous                                                             30

  Total expenses                                                        39,879

  Expenses paid indirectly                                                  (7)

  Net expenses                                                          39,872

Net investment income (loss)                                            (4,492)

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                           157,502

  Futures                                                                1,540

  Foreign currency transactions                                             (3)

  Net realized gain (loss)                                             159,039

Change in net unrealized gain (loss)

  Securities                                                         1,057,614

  Futures                                                                  895

  Change in net unrealized gain (loss)                               1,058,509

Net realized and unrealized gain (loss)                              1,217,548

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                             $ 1,213,056
                                                                   -----------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Small-Cap Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                              Year
                                                             Ended
                                                          12/31/03     12/31/02
Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                        $     (4,492) $     1,380

  Net realized gain (loss)                                 159,039       53,832

  Change in net unrealized gain (loss)                   1,058,509     (629,247)

  Increase (decrease) in net assets from operations      1,213,056     (574,035)

Distributions to shareholders

  Net investment income

    Small-Cap Stock class                                        -       (1,509)

  Net realized gain

    Small-Cap Stock class                                  (79,833)     (34,853)

    Advisor Class                                           (4,666)      (1,476)

  Decrease in net assets from distributions                (84,499)     (37,838)

Capital share transactions *

  Shares sold

    Small-Cap Stock class                                1,456,686    1,667,944

    Advisor Class                                          160,137      155,003

  Distributions reinvested

    Small-Cap Stock class                                   75,918       34,611

    Advisor Class                                            4,529        1,379

  Shares redeemed

    Small-Cap Stock class                               (1,037,784)    (964,861)

    Advisor Class                                          (44,286)     (39,553)

  Increase (decrease) in net assets from
  capital share transactions                               615,200      854,523

Net Assets

Increase (decrease) during period                        1,743,757      242,650

Beginning of period                                      3,439,485    3,196,835

End of period                                         $  5,183,242  $ 3,439,485
                                                      ------------  -----------

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                              Year
                                                             Ended
                                                          12/31/03     12/31/02
*Share information

  Shares sold

    Small-Cap Stock class                                   60,161       69,031

    Advisor Class                                            6,571        6,686

  Distributions reinvested

    Small-Cap Stock class                                    2,799        1,612

    Advisor Class                                              168           64

  Shares redeemed

    Small-Cap Stock class                                  (42,561)     (41,840)

    Advisor Class                                           (1,869)      (1,699)

  Increase (decrease) in shares outstanding                 25,269       33,854


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Small-Cap Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       December 31, 2003

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Small-Cap Stock Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth by investing primarily in stocks of small companies. The fund has two classes of shares: Small-Cap Stock Fund (Small-Cap Stock class), offered since June 1, 1956, and Small-Cap Stock Fund-Advisor Class (Advisor Class), offered since March 31, 2000. Advisor Class shares are sold only through brokers and other financial intermediaries that are compensated by the class for distribution and certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to both classes, and, in all other respects, the same rights and obligations as the other class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the NYSE. Normally, developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE will not be reflected in security valuations used by the fund to compute its share price. However, if developments are so significant that they will, in the judgment of the fund, clearly and materially affect security values, such valuations may be adjusted to reflect the estimated fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Class Accounting
The Advisor Class pays distribution and administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% of the class's average daily net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to both classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Income distributions are declared and paid by each class on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Rebates and Credits
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $152,000 for the year ended December 31, 2003. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits, which are reflected as expenses paid indirectly.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in other assets and other liabilities, respectively, and in the change in net unrealized gain or loss in the accompanying financial statements. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are typically declared and paid on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
During the year ended December 31, 2003, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Affiliated Companies
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities. At December 31, 2003, the value of affiliated companies totaled $877,163,000, representing 16.9% of the value of the fund's investments in securities. For the year then ended, $10,500,000 (29.7%) of dividend income, and $27,026,000 (2.6%) of net realized gain reflected in the accompanying financial statements resulted from the fund's transactions with affiliated companies.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $1,075,520,000 and $610,072,000, respectively, for the year ended December 31, 2003.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended December 31, 2003 were characterized as follows for tax purposes:

--------------------------------------------------------------------------------
Ordinary income                                             $    6,942,000
Long-term capital gain                                          77,557,000

Total distributions                                         $   84,499,000
                                                            --------------

At December 31, 2003, the tax-basis components of net assets were as follows:


--------------------------------------------------------------------------------
Unrealized appreciation                                     $   1,200,449,000
Unrealized depreciation                                          (270,058,000)
Net unrealized appreciation (depreciation)                        930,391,000
Undistributed ordinary income                                       4,924,000
Undistributed long-term capital gain                               72,714,000
Paid-in capital                                                 4,175,213,000

Net assets                                                  $   5,183,242,000
                                                            -----------------


For the year ended December 31, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. Results of operations and net assets were not affected by these reclassifications.


--------------------------------------------------------------------------------
Undistributed net investment income                         $     4,492,000
Undistributed net realized gain                                  (8,822,000)

Paid-in capital                                                   4,330,000



At December 31, 2003, the cost of investments for federal income tax purposes was $4,329,957,000.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.45% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At December 31, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $3,351,000.

The Advisor Class is also subject to a contractual expense limitation through December 31, 2003. During the limitation period, the manager is required to waive its management fee and reimburse the class for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the class's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 1.20%. Through December 31, 2005, the class is required to repay the manager for expenses previously reimbursed and management fees waived to the extent its net assets have grown or expenses have declined sufficiently to allow repayment without causing the class's expense ratio to exceed its expense limitation. For the year ended December 31, 2003, the Advisor Class operated below its expense limitation.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share prices and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the Small-Cap Stock class and R Class. Expenses incurred pursuant to these service agreements totaled $4,237,000 for the year ended December 31, 2003, of which $382,000 was payable at period-end.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund's Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. For the year ended December 31, 2003, the fund was charged $167,000 for shareholder servicing costs related to the college savings plans, of which $127,000 was for services provided by Price and $20,000 was payable at period-end. At December 31, 2003, approximately 1.0% of the outstanding shares of the Small-Cap Stock class were held by college savings plans.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Retirement Funds (Retirement Funds) may invest. The Retirement Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to a special servicing agreement, expenses associated with the operation of the Retirement Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Retirement Funds. Expenses allocated under this agreement are reflected as shareholder servicing expense in the accompanying financial statements. For the year ended December 31, 2003, the fund was allocated $103,000 of Retirement Funds' expenses, of which $51,000 related to services provided by Price and $17,000 was payable at period-end. At December 31, 2003, approximately 0.8% of the outstanding shares of the Small-Cap Stock class were held by the Retirement Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the year ended December 31, 2003, dividend income from the Reserve Funds totaled $4,503,000.

T. Rowe Price Small-Cap Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

Report of Independent Auditors
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of
T. Rowe Price Small-Cap Stock Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Small-Cap Stock Fund, Inc. (the "Fund") at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
January 26, 2004

T. Rowe Price Small-Cap Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 12/31/03

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included:

   o $7,274,000 from short-term capital gains,

   o $81,556,000 from long-term capital gains, of which $68,386,000 was subject to the 15% rate gains category, and $13,170,000 to the 20% rate gains category.

For taxable non-corporate shareholders, $11,910,000 of the fund's income and short-term capital gains represents qualified dividend income subject to the 15% rate category.

For corporate shareholders, $11,910,000 of the fund's income and short-term capital gains qualified for the dividends-received deduction.


Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Small-Cap Stock Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price Small-Cap Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

About the Fund's Directors and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Date of Birth)               Principal Occupation(s) During Past 5 Years
Year Elected *                and Directorships of Other Public Companies

Anthony W. Deering            Director, Chairman of the Board, President, and
(1/28/45)                     Chief Executive Officer, The Rouse Company, real
2001                          estate developers; Director, Mercantile Bank
                              (4/03 to present)

Donald W. Dick, Jr.           Principal, EuroCapital Advisors, LLC, an
(1/27/43)                     acquisition and management advisory firm
1992

David K. Fagin                Director, Golden Star Resources Ltd., Canyon
(4/9/38)                      Resources Corp. (5/00 to present), and Pacific
1992                          Rim Mining Corp. (2/02 to present); Chairman and
                              President, Nye Corp.

Karen N. Horn                 Managing Director and President, Global Private
(9/21/43)                     Client Services, Marsh Inc.; Managing Director and
2003                          Head of International Private Banking, Bankers
                              Trust; Director, Eli Lilly and Company

F. Pierce Linaweaver          President, F. Pierce Linaweaver & Associates,
(8/22/34)                     Inc., consulting environmental and civil engineers
2001

John G. Schreiber             Owner/President, Centaur Capital Partners, Inc., a
(10/21/46)                    real estate investment company; Senior Advisor and
2001                          Partner, Blackstone Real Estate Advisors, L.P.;
                              Director, AMLI Residential Properties Trust, Host
                              Marriott Corp., and The Rouse Company

Hubert D. Vos **              Owner/President, Stonington Capital Corp.,
(8/2/33)                      a private investment company
1992

Paul M. Wythes **             Founding Partner, Sutter Hill Ventures, a
(6/23/33)                     venture capital limited partnership, providing
1992                          equity capital to young high-technology companies
                              throughout the United States; Director, Teltone
                              Corp.

     * Each independent director oversees 107 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

    **  Retired from Board of Directors effective December 31, 2003.

Inside Directors

Name
(Date of Birth)
Year Elected *
[Number of T. Rowe Price      Principal Occupation(s) During Past 5 Years
Portfolios Overseen]          and Directorships of Other Public Companies

John H. Laporte, CFA          Director and Vice President, T. Rowe Price
(7/26/45)                     Group, Inc.; Vice President, T. Rowe Price
1994
[15]

James S. Riepe                Director and Vice President, T. Rowe Price; Vice
(6/25/43)                     Chairman of the Board, Director, and Vice
1992                          President, T. Rowe Price Group, Inc.;
[107]                         Chairman of the Board and Director, T. Rowe Price
                              Global Asset Management Limited, T. Rowe Price
                              Global Investment Services Limited, T. Rowe Price
                              Investment Services, Inc., T. Rowe Price
                              Retirement Plan Services, Inc., and T. Rowe
                              Price Services, Inc.; Chairman of the Board,
                              Director, President, and Trust Officer, T. Rowe
                              Price Trust Company; Director, T. Rowe Price
                              International, Inc.; Chairman of the Board,
                              Small-Cap Stock Fund

M. David Testa, CFA, CIC      Chief Investment Officer, Director, and Vice
(4/22/44)                     President, T. Rowe Price; Vice Chairman of the
1997                          Board, Chief Investment Officer, Director, and
[107]                         Vice President, T. Rowe Price Group, Inc.;
                              Chairman of the Board and Director, T. Rowe Price
                              International, Inc.; Director, T. Rowe Price
                              Global Asset Management Limited and T. Rowe Price
                              Global Investment Services Limited; Director and
                              Vice President, T. Rowe Price Trust Company

     * Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Francisco Alonso (1/27/78)              Vice President, T. Rowe Price; formerly
Vice President, Small-Cap Stock Fund    student, University of Ohio (to 2000);
                                        intern, Morgan Stanley Dean Witter
                                        (to 2000)

Preston G. Athey, CFA, CIC (7/17/49)    Vice President, T. Rowe Price, T. Rowe
Vice President, Small-Cap Stock Fund    Price Group, Inc., and T. Rowe Price
                                        Trust Company

Stephen V. Booth (6/21/61)              Vice President, T. Rowe Price, T. Rowe
Vice President, Small-Cap Stock Fund    Price Group, Inc., and T. Rowe Price
                                        Trust Company

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Brace C. Brooks, CFA (1/10/67)          Vice President, T. Rowe Price
Vice President, Small-Cap Stock Fund    and T. Rowe Price Group, Inc.

Joseph A. Carrier (12/30/60)            Vice President, T. Rowe Price,
Treasurer, Small-Cap Stock Fund         T. Rowe Price Group, Inc., and
                                        T. Rowe Price Investment Services, Inc.

Hugh M. Evans III, CFA (5/17/66)        Vice President, T. Rowe Price
Vice President, Small-Cap Stock Fund    and T. Rowe Price Group, Inc.

Roger L. Fiery III, CPA (2/10/59)       Vice President, T. Rowe Price, T. Rowe
Vice President, Small-Cap Stock Fund    Price Group, Inc., T. Rowe Price
                                        International, Inc., and T. Rowe Price
                                        Trust Company

Henry H. Hopkins (12/23/42)             Director and Vice President, T. Rowe
Vice President, Small-Cap Stock Fund    Price Group, Inc., T. Rowe Price
                                        Investment Services, Inc., T. Rowe Price
                                        Services, Inc., and T. Rowe Price Trust
                                        Company; Vice President, T. Rowe Price,
                                        T. Rowe Price International, Inc., and
                                        T. Rowe Price Retirement Plan Services,
                                        Inc.

Kris H. Jenner, MD, D. Phil. (2/5/62)   Vice President, T. Rowe Price
Vice President, Small-Cap Stock Fund    and T. Rowe Price Group, Inc.

Patricia B. Lippert (1/12/53)           Assistant Vice President, T. Rowe
Secretary, Small-Cap Stock Fund         Price and T. Rowe Price Investment
                                        Services, Inc.

Robert J. Marcotte (3/6/62)             Vice President, T. Rowe Price
Vice President, Small-Cap Stock Fund    and T. Rowe Price Group, Inc.

Gregory A. McCrickard, CFA (10/19/58)   Vice President, T. Rowe Price, T. Rowe
President, Small-Cap Stock Fund         Price Group, Inc., and T. Rowe Price
                                        Trust Company

Joseph M. Milano, CFA (9/14/72)         Vice President, T. Rowe Price and
Vice President, Small-Cap Stock Fund    T. Rowe Price Group, Inc.

Curt J. Organt (1/5/68)                 Vice President, T. Rowe Price
Vice President, Small-Cap Stock Fund

Charles G. Pepin (4/23/66)              Vice President, T. Rowe Price and
Vice President, Small-Cap Stock Fund    T. Rowe Price Group, Inc.

Michael F. Sola, CFA (7/21/69)          Vice President, T. Rowe Price and
Vice President, Small-Cap Stock Fund    T. Rowe Price Group, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

J. David Wagner, CFA (2/25/74)          Vice President, T. Rowe Price and
Vice President, Small-Cap Stock Fund    T. Rowe Price Group, Inc.; formerly
                                        student, Darden Graduate School of
                                        Business Administration, University
                                        of Virginia (to 2000)

Julie L. Waples (5/12/70)               Vice President, T. Rowe Price
Vice President, Small-Cap Stock Fund

Wenhua Zhang, CFA, CPA (3/14/70)        Vice President, T. Rowe Price; formerly
Vice President, Small-Cap Stock Fund    associate, Swiss Reinsurance Company
                                        (to 1999); student, The Wharton School,
                                        University of Pennsylvania (to 2001)

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2003                  2002
     Audit Fees                             $17,783               $14,766
     Audit-Related Fees                       1,084                    --
     Tax Fees                                 4,618                 3,575
     All Other Fees                             124                   216

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $719,000 and $671,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Small-Cap Stock Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 13, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 13, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     February 13, 2004